Cost of Sales - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other manufacturing costs [member] | Cost of sales [member]
Disclosure Of Cost Of Sales [Line Items]
Depreciation and amortisation	€ 10,136	€ 11,709	€ 7,455